WILSHIRE MUTUAL FUNDS, INC.
(the “Company”)

Wilshire Large Cap Core Plus Fund
Investment Class Shares
Institutional Class Shares

Supplement dated October 3, 2011 to the Company’s Prospectus dated May 1, 2011, as supplemented June 10, 2011, with respect to the Wilshire Large Cap Core Plus Fund (the “Fund”).

THIS SUPPLEMENT REPLACES AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE COMPANY’S PROSPECTUS FOR THE WILSHIRE LARGE CAP CORE PLUS FUND.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (“SEC”), Wilshire Associates Incorporated (“Wilshire” or the “Adviser”), the Adviser may terminate sub-advisers without shareholder approval. Wilshire also may enter into new sub-advisory agreements without shareholder approval, upon the approval of the Board of Directors.

On August 26, 2011, Wilshire notified the Board of Directors of the Company (the “Board”) of the termination of the sub-advisory agreement with UBS Global Asset Management Americas (“UBS”), as a sub-adviser to the Fund, effective October 3, 2011. As a result of this action, all references to UBS in the Prospectus are deleted.

Pyramis Global Advisors, LLC (“Pyramis”) and TWIN Capital Management, Inc. (“TWIN”) will continue to serve as sub-advisers to the Fund.

Additionally, on August 26, 2011, the Board approved a new sub-advisory agreement between Wilshire and Santa Barbara Asset Management, LLC (“Santa Barbara”) as a sub-adviser to the Fund, effective October 3, 2011. As a result, the Company’s Prospectus is being further supplemented as follows:

THE FOLLOWING INFORMATION REPLACES THE INFORMATION IN PARAGRAPH 1 ON PAGE 26 UNDER THE HEADING “FUND SUMMARIES” AND THE SUB-HEADING “PRINCIPAL INVESTMENT STRATEGIES”:

Principal Investment Strategies

• The Large Cap Core Plus Fund normally invests at least 85% of its net assets in large cap securities.  Large cap securities include securities of those companies with market capitalizations consistent with the Russell 1000 Index (which was greater than approximately $232 million as of December 31, 2010).

• The Large Cap Core Plus Fund invests substantially all its assets in growth and value stocks of large cap companies.

• Each sub-adviser will take long positions in securities it believes are likely to outperform and each sub-adviser, except Santa Barbara Asset Management, LLC, will sell short securities it believes are likely to underperform.

• The Large Cap Core Plus Fund will generally hold approximately 20% of its net assets in short positions, using the proceeds from the short sales to purchase additional long positions resulting in a portfolio with approximately 120% of net assets in long positions. The Large Cap Core Plus Fund’s long positions may range from 110% to 130% and its short positions may range from 10% to 30%.

• The Large Cap Core Plus Fund’s equity investments principally include common stocks, but may also include preferred stocks, convertible securities, warrants and securities issued by real estate investment trusts (“REITs”). The Large Cap Core Plus Fund also may invest in exchange-traded funds (“ETFs”) and similarly structured pooled investments in order to provide exposure to certain equity markets while maintaining liquidity. The Large Cap Core Plus Fund also may engage in short sales of ETFs and similarly structured pooled investments.

• The Large Cap Core Plus Fund may, but is not required to, use derivatives, such as futures, options, forward contracts, swap agreements and ETFs, as an alternative to selling a security short, as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency risk, or as part of a hedging strategy.

• The Large Cap Core Plus Fund uses a multi-manager strategy with multiple sub-advisers who employ different strategies. Each sub-adviser’s strategy is set forth below:

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION ON PAGE 26 UNDER THE HEADING “PRINCIPAL INVESTMENT STRATEGIES”:

Santa Barbara Asset Management, LLC (“Santa Barbara”). Santa Barbara will invest its portion of the Fund’s portfolio according to its dividend growth strategy. Pursuant to this strategy, Santa Barbara primarily invests in dividend-paying common stocks with the potential for future dividend growth and capital appreciation. Companies in certain economic sectors of the market have historically provided higher dividend yields than companies in other sectors and industries. As a result, Santa Barbara’s portion of the Fund’s portfolio may, from time to time, have a greater exposure to higher dividend-yield sectors and industries, such as the financial services, utilities and energy sectors, than the broad equity market.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION ON PAGE 29 UNDER THE HEADING MANAGEMENT AND THE SUB-HEADING “SUB-ADVISERS AND PORTFOLIO MANAGERS”:

James Boothe, is the Portfolio Manager of Santa Barbara’s portion of the Large Cap Core Plus Fund. Mr. Boothe has served as Portfolio Manager for the Fund since 2011.

THE FOLLOWING INFORMATION REPLACES THE FIRST SENTENCE ON PAGE 34 UNDER THE HEADING “MORE INFORMATION ABOUT INVESTMENTS AND RISKS” AND THE SUB-HEADING “THE LARGE CAP CORE PLUS FUND”:

As noted previously, each sub-adviser will take long positions in securities it believes are likely to outperform and each sub-adviser, except Santa Barbara Asset Management, LLC, will sell short securities it believes are likely to underperform.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION ON PAGE 34 UNDER THE HEADING “MORE INFORMATION ABOUT INVESTMENTS AND RISKS” AND THE SUB-HEADING “THE LARGE CAP CORE PLUS FUND”:

Santa Barbara

Santa Barbara serves as a sub-adviser to a portion of the Large Cap Core Plus Fund. Santa Barbara employs a dividend growth strategy in managing its portion of the Fund’s portfolio which takes a long-term investment approach, seeking to invest in companies that have sustainable business models selling at attractive valuations. The dividend growth strategy seeks to maintain a higher yield, lower beta and higher dividend growth rates than the S&P 500 Index.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION ON PAGE 42 UNDER THE HEADING “MANAGEMENT OF THE PORTFOLIOS” AND THE SUB-HEADING “INVESTMENT SUB-ADVISERS”:

Wilshire entered into a sub-advisory agreement with Santa Barbara, effective October 3, 2011, to manage a portion of the Large Cap Core Plus Fund, subject to the supervision of Wilshire and the Board. Santa Barbara is located at 820 State Street, 5th Floor, Santa Barbara, CA 93101. As of June 30, 2011, Santa Barbara managed approximately $3.5 billion in assets. James Boothe is the portfolio manager of Santa Barbara’s portion of the Large Cap Core Plus Fund. Mr. Boothe joined Santa Barbara in 2002 and previously was a Portfolio Manager with USAA Investment Management. Mr. Boothe provides portfolio management services to 2,557 portfolios directly or as part of a team on a day-to-day basis.

Santa Barbara is a wholly owned subsidiary of Nuveen Investments, Inc. (“Nuveen”), maintaining autonomy with regard to personnel, investment philosophy, process, style, and client relationships. Nuveen is a subsidiary of Windy City Investments, Inc. (“Windy City”), which is a wholly owned subsidiary of Windy City Investments Holdings, LLC (“Windy City Holdings”), a holding company formed by equity investors led by Madison Dearborn Partners, LLC (“MDP”), a private equity firm. Bank of America/Merrill Lynch & Co. (“BofA/ML”) owns approximately 9.5% of the equity of Windy City Holdings.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE COMPANY’S PROSPECTUS FOR FUTURE REFERENCE.

WILSHIRE MUTUAL FUNDS, INC.
(the “Company”)

Wilshire Large Cap Core Plus Fund
Investment Class Shares
Institutional Class Shares

Supplement dated October 3, 2011 to the Company’s Statement of Additional Information dated May 1, 2011, as supplemented June 10, 2011, with respect to the Wilshire Large Cap Core Plus Fund (the “Fund”).

THIS SUPPLEMENT REPLACES AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE COMPANY’S STATEMENT OF ADDITIONAL INFORMATION.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (“SEC”), Wilshire Associates Incorporated (“Wilshire” or “Adviser”) may terminate sub-advisers without shareholder approval.  Wilshire also may enter into new sub-advisory agreements without shareholder approval, upon the approval of the Board of Directors.

On August 26, 2011, Wilshire notified the Board of Directors of the Company (the “Board”) of the termination of the sub-advisory agreement with UBS Global Asset Management Americas (“UBS”) as a sub-adviser to the Fund, effective October 3, 2011. As a result of this action, all references to UBS in the Statement of Additional Information are deleted.

On August 26, 2011, the Board approved a new sub-advisory agreement between Wilshire and Santa Barbara Asset Management, LLC (“Santa Barbara”) with respect to the Fund, effective October 3, 2011. Pyramis Global Advisors, LLC (“Pyramis”) and TWIN Capital Management, Inc. (“TWIN”) will continue to serve as sub-advisers to the Fund.  As a result of this action, the Statement of Additional Information is further supplemented as follows:

THE FOLLOWING INFORMATION REPLACES THE INFORMATION UNDER THE HEADING “THE PORTFOLIOS” ON PAGE 3:

The Company is a diversified, open-end investment management company that currently offers shares of a number of series and classes, including the Investment Class Shares and Institutional Class Shares for each of the Portfolios. The Company also offers other classes of shares of the Wilshire 5000 IndexSM Fund (the “Index Fund”) in separate prospectuses and statements of additional information. Wilshire Associates Incorporated (“Wilshire”) is the investment adviser for the Portfolios. Acadian Asset Management LLC (“Acadian”), Cornerstone Capital Management, Inc. (“Cornerstone”), Los Angeles Capital Management and Equity Research, Inc. (“LA Capital”), NWQ Investment Management Company, LLC (“NWQ”), Pyramis Global Advisers, LLC (“Pyramis”), Pzena Investment Management, LLC (“Pzena”), Ranger Investment Management, L.P. (“Ranger”), Santa Barbara Asset Management, LLC (“Santa Barbara”), Systematic Financial Management, L.P. (“Systematic”), TWIN Capital Management, Inc. (“TWIN”), and Victory Capital Management Inc. (“Victory”), (“Sub-Advisers”) each serve as a Sub-Adviser to at least one of the Portfolios. Terms not defined in this SAI have the meanings assigned to them in the prospectus.

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THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION IN PARAGRAPH 3 ON PAGE 26 UNDER THE HEADING “INVESTMENT ADVISORY AND OTHER SERVICES” AND THE SUB-HEADING “INVESTMENT SUB-ADVISORY AGREEMENTS AND FEES”:

The Sub-Advisory Agreement with Santa Barbara was approved for an initial period ending August 31, 2013.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION UNDER THE HEADING “INVESTMENT ADVISORY AND OTHER SERVICES” AND THE SUB-HEADING “PORTFOLIO MANAGERS”:

Santa Barbara

James Boothe is the portfolio manager of Santa Barbara’s portion of the Large Cap Core Plus Fund.  Mr. Boothe is also responsible for day to day management of other registered investment companies, other pooled investment vehicles, and other advisory accounts. As of August 31, 2011, information on these other accounts is as follows

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance Based Advisory Fee	Total Assets with Performance Based Advisory Fee (millions)
Registered Investment Companies	4	672.5	0	$0
Other Pooled Investment Vehicles	0	0	0	$0
Other Accounts	2557	2,363.3	0	$0

Conflicts of Interest

The portfolio manager’s simultaneous management of the portfolio and the other accounts noted above may present actual or apparent conflicts of interest with respect to the allocation and aggregation of securities orders placed on behalf of the portfolio and other accounts.  Santa Barbara has adopted several policies that it believes address and mitigate potential conflicts of interest, including its Best Execution Policy and Trading Policy and Procedures that are designed (1) to ensure that portfolio management is seeking the best price for portfolio securities under the circumstances, (2) to promote fair and equitable allocation of investment opportunities among accounts over time and (3) to comply with applicable regulatory requirements.  All accounts are to be treated in a non-preferential manner, such that allocations are not based upon account performance, fee structure or preference of the portfolio manager.  In addition, Santa Barbara has adopted a Code of Conduct that sets forth policies regarding conflicts of interest.  The code contains provisions reasonably necessary to prevent access persons, investment personnel, and Santa Barbara’s portfolio management teams from engaging in any conduct prohibited by paragraph (b) of Rule 17j-1 under the 1940 Act (such as fraud, material misstatements or omissions and manipulative practices.

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Compensation

Santa Barbara’s portfolio managers participate in a highly competitive compensation structure with the purpose of attracting and retaining the most talented investment professionals and rewarding them through a total compensation program as determined by the firm’s executive committee.  The total compensation program consists of both a base salary and an annual bonus that can be a multiple of the base salary.  The portfolio manager’s performance is formally evaluated annually based on a variety of factors. Bonus compensation is primarily a function of the firm’s overall annual profitability and the individual portfolio manager’s contribution as measured by the overall investment performance of client portfolios in the strategy they manage relative to the strategy’s general benchmark for multiyear periods (as applicable), as well as an objective review of stock recommendations and the quality of primary research, and subjective review of the professional’s contributions to portfolio strategy, teamwork, collaboration and work ethic.

The total compensation package includes the grant of profit interests in Santa Barbara (whose value is determined by the increase in profitability of the firm over time) to most investment professionals.  Santa Barbara is a subsidiary of Nuveen Investments Inc. (“Nuveen”), which has augmented this incentive compensation annually through individual awards of equity interest in Nuveen, as determined through a collaborative process between Nuveen and Santa Barbara’s executive committee.

As of August 31, 2011, Mr. Boothe did not own any shares of the Large Cap Core Plus Fund.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION UNDER THE HEADING “PROXY VOTING POLICIES AND PROCEDURES”:

Santa Barbara has adopted a proxy voting policy that seeks to ensure that proxies for securities held by the Fund  that are managed by Santa Barbara are voted consistently and solely in the best economic interests of the Fund and adhere to the requirements of Rule 206(4)-6 under the Investment Adviser Act of 1940. A member of Santa Barbara’s management team is responsible for oversight of Santa Barbara’s proxy voting process. Santa Barbara has engaged the services of RiskMetrics Group, Inc. (“RMG”) to make recommendations on the voting of proxies. Santa Barbara reviews and frequently follows the RMG recommendations. However, on selected issues, Santa Barbara may not vote in accordance with the RMG recommendations when it believes that specific RMG recommendations are not in the best economic interest of the Fund. If Santa Barbara manages the assets of a company or its pension plan and any of Santa Barbara’s clients hold any securities of that company, Santa Barbara will vote proxies relating to such company’s securities in accordance with the RMG recommendations to avoid any conflict of interest. Where a material conflict of interest has been identified by Santa Barbara and RMG does not offer a recommendation on the matter, Santa Barbara’s Proxy Voting Committee shall determine the manner in which to vote and notify the Fund’s Chief Compliance Officer.  Although Santa Barbara has affiliates that provide investment advisory, broker-dealer, insurance or other financial services, Santa Barbara does not receive non-public information about the business arrangements of such affiliates (except with regard to major distribution partners of its investment products) or the directors, officers and employees of such affiliates.   Therefore, Santa Barbara is unable to consider such information when determining whether there are material conflicts of interests.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE COMPANY’S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

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